June 17, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund (the “Funds”)
each a series of Schwab Capital Trust (the “Registrant”)
(File Nos. 033-62470 and 811-07704)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated June 11, 2013 to the Fund’s prospectus, dated February 28, 2013. The purpose of this filing is to submit, in XBRL, the 497 dated June 11, 2013.

Any questions or comments on this filing should be directed to the undersigned at (720) 785-8524.

Very truly yours,

/s/ Robin R. Nesbitt
Robin R. Nesbitt
Director and Corporate Counsel